CAPITAL STOCK AND EQUITY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 25, 2014	Sep. 30, 2013	Sep. 23, 2013	Apr. 30, 2015	Jul. 31, 2009	Jul. 31, 2014	Jul. 31, 2010	May. 30, 2014	Jul. 31, 2013
Class of Stock [Line Items]
Common Stock Shares Authorized				1,000,000,000		1,000,000,000			1,000,000,000
Common Stock Par Or Stated Value Per Share				$ 0.001		$ 0.001			$ 0.001
Development Stage Entities, Stock Issued, Value, Issued for Cash					$ 25,000		$ 30,000
Preferred stock, shares authorized				100,000,000		100,000,000			100,000,000
Preferred Stock Par Or Stated Value Per Share				$ 0.001		$ 0.001			$ 0.001
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Acquisition Percentage Of Issued And Outstanding Shares	45.70%					45.70%
Chief Financial Officer [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share			$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				5,000,000
Exchange of Stock for Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions			250,000,000
Zhou Jian [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	264,850,740					264,850,740
Business Acquisition, Percentage of Voting Interests Acquired	97.00%					97.00%
Zhou Deng Rong [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	8,191,260					8,191,260
Business Acquisition, Percentage of Voting Interests Acquired	3.00%					3.00%
Common Stock [Member]
Class of Stock [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash					5,000,000		3,000,000
Development Stage Entities, Stock Issued, Value, Issued for Cash					$ 5,000		$ 3,000
Stock Issued During Period, Shares, Acquisitions			250,000,000			273,042,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		250,000,000
Sale of Stock, Price Per Share		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			67,000,000
Common Stock [Member] | Secondary Offering [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share			$ 0.001
Stock Issued During Period, Shares, Issued for Services			67,000,000
Stock Issued During Period, Value, Issued for Services			$ 67,000
Common Stock [Member] | Non Related Party [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			7,000,000
Common Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			60,000,000